LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Period:
2025	$ 3,481
2026	2,352
2027	1,731
2028	1,714
2029	1,100
Thereafter	128
Total operating lease payments	10,506
Less: imputed interest	(1,559)
Present value of lease liabilities	$ 8,947	[1]

[1]	An amount of US$ 3,385 thousands presented in short-term liabilities and US$ 5,562 presented in long-term liabilities.